Equity Securities Included in Investments in Affiliates (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Carrying amounts	¥ 182,770	¥ 171,198
Market values	¥ 191,870	¥ 177,293